Earnings per share	6 Months Ended
Sep. 30, 2021
Earnings per share
Earnings per share

5            Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the three months and six months ended September 30, 2020 and 2021 respectively:

	Three months ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	131,434	125,736	19,515

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	1.08	1.03	0.16
- Diluted	1.08	1.03	0.16

	Six months ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	263,943	262,157	40,686

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	2.17	2.15	0.33
- Diluted	2.17	2.15	0.33